Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenues	$ 326,382	$ 282,987
Mine operating costs
Cost of sales	(199,493)	(206,055)	[1]
Depreciation, depletion and amortization	(21,577)	(19,706)
Reversal of impairment on mineral properties, plant and equipment	4,088
Gross profit	109,400	57,226
General and administrative expenses	(22,305)	(24,307)
Share-based compensation expense	(2,042)	(105)
Operating income	85,053	32,814
Gain on adjustment to consideration payable		133,255
Finance costs	(12,368)	(18,232)
Foreign exchange gain	2,015	44,199
Income before tax	74,700	192,036
Income tax expense	(32,478)	(27,552)
Net income for the year	42,222	164,484
Other comprehensive income that may be reclassified subsequently to net income or loss:
Unrealized gain on marketable securities	331
Currency translation differences	(605)	(105)
Comprehensive income for the year	$ 41,948	$ 164,379
Net income per share:
Basic	$ 0.47	$ 1.86
Diluted	$ 0.46	$ 1.85
Weighted average number of common shares:
Basic	89,849,385	88,438,988
Diluted	92,197,091	89,063,988

[1]	Mine royalty expense relates to the mining royalty due to the Bolivian government as a result of mining operations at the Sinchi Wayra and Illapa businesses.